UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-10103

Satuit Capital Management Trust

(Exact name of registrant as specified in charter)

3547 Meeks Farm Road   Suite A2,  Johns Island, SC   29455

(Address of principal executive offices) (Zip code)

Thomas R. Westle

Blank Rome LLP

The Chrysler Building

405 Lexington Avenue

New York, New York 10174

(Name and address of agent for service)

Registrant's telephone number, including area code:

(843) 388-6686

Date of fiscal year end:

October 31

Date of reporting period: July 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Satuit Capital MicroCap Fund
	Schedule of Investments
	July 31, 2009 (Unaudited)

Shares		Value

COMMON STOCKS - 94.30%

Appliances - 0.92%
63,500	Deer Consumer Products, Inc. *	$ 666,115

Business Software & Services - 0.88%
77,000	Yucheng Technologies Ltd. *	642,180

Calculating & Accounting Machines - 1.38%
111,700	Verifone Holdings, Inc. *	1,006,417

Chemicals & Allied Products - 2.82%
26,800	Balchem Corp. *	743,700
146,600	Solutia, Inc. *	1,310,604
		2,054,304
Computer Communications Equipment - 0.90%
65,400	Acme Packet, Inc. *	656,616

Computer Storage Devices - 1.83%
39,000	Stec, Inc. *	1,329,510

Crude Petroleum & Natural Gas - 2.44%
218,500	Bringham Exploration Co. *	1,066,280
68,000	Georgesources, Inc. *	711,960
		1,778,240
Deep Sea Foreign Transportation - 2.01%
129,500	Eagle Bulk Ship, Inc. *	744,625
89,000	TBS International Ltd. Class-A *	718,230
		1,462,855
Electric Housewares & Fans - 1.05%
35,000	Helen of Troy Ltd. *	761,250

Electronic Computers - 0.93%
85,000	Super Micro Computer, Inc. *	674,900

Finance Services - 1.27%
42,825	Life Partners Holding, Inc.	924,164

Fire, Marine & Casualty Insurance - 5.22%
26,798	American Physicians Service Group, Inc.	599,471
45,600	Amerisafe, Inc. *	758,328
82,600	AmTrust Financial Services	1,009,372
101,100	Maiden Holdings Ltd.	769,371
26,700	Tower Group, Inc.	666,699
		3,803,241
Food & Kindred Products - 0.03%
3,700	Smart Balance, Inc. *	22,681

Footwear - 1.12%
25,500	Steven Madden Ltd. *	817,530

General Industrial Machinery & Equipment - 0.90%
48,000	Graham Corp.	656,640

Heavy Construction Other Than Building Construction - Contractors - 0.97%
44,500	Sterling Construction Co., Inc. *	708,885

Industrial Electrical Equipment - 1.01%
83,500	Fushi Copperweld, Inc. *	737,305

Industrial Equipment & Components - 0.98%
108,300	Smartheat, Inc.	712,614

Insurance Agents, Brokers & Services - 1.54%
63,500	Cninsure, Inc. ADR	1,118,870

Investment Advice - 1.41%
106,500	Epoch Holding Corp.	1,028,790

Measuring & Controlling Devices - 0.71%
64,500	Measurement Specialties, Inc. *	518,580

Miscellaneous Electrical Machinery, Equipment & Supplies - 1.01%
169,500	Motor Car Parts of America *	732,240

Miscellaneous Primary Metal Products - 0.90%
40,000	Dynamic Materials Co.	654,800

Motor Vehicle Parts & Accessories - 1.14%
33,000	Fuel Systems Solutions, Inc. *	827,640

Motors & Generators - 1.43%
65,980	Harbin Electric, Inc. *	1,043,804

Oil & Gas Field Exploration Services - 0.99%
158,220	TGC Industries, Inc. *	721,483

Oil & Gas Field Machinery & Equipment - 0.85%
480,400	Boots & Coots International Well Control, Inc. *	619,716

Oil & Gas Field Services, NEC - 2.89%
122,000	Global Industries Ltd. *	833,260
56,200	Natural Gas Services Group, Inc. *	774,998
93,000	North American Energy Partners, Inc. *	496,620
		2,104,878
Ordnance & Accessories - 1.07%
147,700	Taser International, Inc. *	775,425

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 1.00%
58,000	Medical Action Industries, Inc. *	724,420

Pharmaceutical Preparations - 2.08%
133,000	American Oriental Bioengineering, Inc. *	808,640
49,000	Emergent Biosolutions, Inc. *	703,640
		1,512,280
Radio & TV Broadcasting & Communication - 1.03%
34,100	EMS Technologies, Inc. *	750,200

Railroads, Line-Haul Operating - 1.02%
64,500	Providence & Worcester Railroad Co.	741,750

Real Estate - 1.06%
72,000	Dupont Fabros Technology, Inc. *	770,400

Refuse Systems - 0.82%
72,000	Waste Services, Inc. *	597,500

Retail-Eating Places - 2.86%
91,000	AFC Enerprises *	676,130
309,000	Denny's Corp. *	713,790
107,400	Famous Dave's of America, Inc. *	692,730
		2,082,650
Retail-Radio & TV Consumer Electronic Stores - 1.49%
59,000	HH Greg, Inc. *	1,082,650

Retail-Shoe Stores - 0.95%
79,900	Finish Line, Inc.	695,130

Security Brokers, Dealers & Flotation Companies - 1.02%
145,000	FBR Capital Markets Corp. *	742,400

Semiconductors & Related Devices - 6.13%
241,100	GSI Technology, Inc. *	954,756
208,500	Himax Technologies, Inc.	796,470
168,200	Intellon Corp. *	773,720
27,600	Netlogic Microsystems, Inc. *	1,097,100
15,700	NVE Corp. *	843,561
		4,465,607
Services-Automotive Repair, Services & Parking - 1.19%
32,700	Monro Muffler Brake, Inc.	869,493

Services-Business Services, NEC - 2.54%
157,000	Powersecure International, Inc. *	949,850
37,600	Telvent Git S.A.	900,520
		1,850,370
Services-Computer Integrated Systems Design - 2.06%
196,400	Datalink Corp. *	599,020
28,400	NCI, Inc. Class-A*	899,996
		1,499,016
Services-Computer Processing & Data Preparation - 1.37%
141,000	S1 Corp. *	999,690

Services-Educational Services - 1.09%
39,000	Lincoln Educational Services Corp. *	794,040

Services-Engineering Services - 2.20%
74,000	A-Power Energy *	809,560
170,000	Hill International, Inc. *	792,200
		1,601,760
Services-Engineering, Accounting, Research & Management - 0.77%
34,500	Arbitron, Inc.	561,660

Services-Management Consulting - 0.89%
85,000	NIC, Inc. *	645,150

Services-Management Services - 1.36%
112,400	China Sercurity & Surveilance Technology, Inc. *	991,368

Services-Medical Laboratories - 1.93%
20,300	Bio-Reference Laboratories, Inc. *	650,818
24,200	Genoptix, Inc.	757,702
		1,408,520
Services-Miscellaneous Repair Services - 0.90%
45,000	Team, Inc. *	655,200

Services-Prepackaged Software - 4.65%
52,000	I2 Technologies, Inc. *	699,920
173,000	Paragon Shipping, Inc. Class-A	723,140
101,600	Smith Micro Software, Inc. *	1,161,288
96,400	Telecommunication Systems, Inc. *	798,192
		3,382,540
Services-Skilled Nursing Care - 0.86%
64,700	Sun Healthcare Group, Inc. *	629,531

Services-Social Services - 0.76%
17,500	Almost Family, Inc. *	555,100

Special Industry Machinery, NEC - 1.49%
183,300	Semitool, Inc. *	1,085,136

State Commercial Banks - 1.87%
34,500	Bryan Mawr Bank Corp.	632,385
43,700	Texas Capital Bancshares, Inc. *	725,857
		1,358,242
Steel & Iron - 1.40%
225,000	Metalico, Inc. *	1,021,500

Surgical & Medical Instruments & Apparatus - 0.88%
41,600	Cantel Medical Corp. *	643,968

Trucking - 2.09%
86,700	Celadon Group, Inc. *	801,975
40,000	Saia, Inc. *	722,400
		1,524,375
Wholesale-Drugs, Proprietaries & Druggist Sundries - 1.08%
106,000	Allion Health Care, Inc. *	784,400

Wholesale-Industrial Machinery - 0.91%
64,400	DXP Enterprises, Inc. *	653,016

Wholesale-Metals Service Center - 0.97%
23,200	L.B. Foster Co. Class-A *	696,000

X-Ray Apparatus & Tubes & Related Irradiation Apparatus - 0.98%
10,150	American Science & Engineering, Inc.	707,962

TOTAL FOR COMMON STOCKS (Cost $55,835,770) - 94.30%		$ 68,644,697

SHORT TERM INVESTMENTS - 5.99%
4,358,249	U.S. Bank Repurchase Agreement, 0.01%, dated 07/31/2009,	4,358,249
	due 08/03/2009 repurchase price $4,358,249, collateralized by U.S.
	Treasury Bonds with a market value of $4,445,709, yield of 4.50%, and maturity
	date of 01/15/2018

TOTAL INVESTMENTS (Cost $60,194,019) - 100.28%		$ 73,002,946

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.28%)		(206,756)

NET ASSETS - 100.00%		$ 72,796,190

* Non-income producing security during the period
**Variable rate security: the coupon rate shown represents the yield at July 31, 2009.

NOTES TO FINANCIAL STATEMENTS
Satuit Capital MicroCap Fund
1. SECURITY TRANSACTIONS

At July 31, 2009, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $60,194,019 amounted to $12,808,928, which consisted of aggregate gross unrealized appreciation of $15,561,483 and aggregate gross unrealized depreciation of $2,752,556.

2. NEW ACCOUNTING PRONOUNCEMENTS

The  Fund  adopted Financial Accounting Standards Board Statement of Financial Accounting Standards  No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In  accordance with  FAS 157,  fair value is defined as the price  that  the Fund would receive to sell an asset or pay to transfer a liability  in  an orderly transaction between market participants at the measurement date.  FAS 157 also establishes a framework for measuring fair value, and a three-level  hierarchy  for fair value measurements based upon the transparency  of  inputs  to  the valuation of an asset or liability.  Inputs may be observable  or  unobservable  and refer broadly to the assumptions that market participants  would  use  in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability  based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based  on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant  to  the  overall valuation. The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The  inputs  or methodology used for valuing securities are not necessarily an indication of  the risk associated with investing in those securities. Money market securities are valued using amortized cost, in accordance with rules under  the  Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained  from a quoted price in an active market, such securities are reflected as Level 2.

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of July 31, 2009:

		INVESTMENT	OTHER
		IN	FINANCIAL
		SECURITIES	INSTRUMENTS*
======================================================================================================
Level 1 - Quoted prices		$ 73,002,946	$ -
Level 2 - Other significant observable inputs		-	-
Level 3 - Significant unobservable inputs		-	-
Total		$ 73,002,946	$ -

*Other  financial  instruments are derivative instruments not reflected in the Portfolio  of Investments, such as futures forwards and swap contracts, which  are valued at the unrealized appreciation/depreciation on the instrument.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Satuit Capital Management Trust

By /s/Robert J. Sullivan

     Robert J. Sullivan

     Principal Executive Officer

Date September 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Robert J. Sullivan

     Robert J. Sullivan

     Principal Executive Officer

Date September 28, 2009